Consolidated statement of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from contracts with customers
Total revenue from contracts with customers	€ 145,453	€ 133,900	€ 86,291
Total cost of sales	(109,259)	(126,655)	(69,276)
Gross profit	36,194	7,245	17,015
Other income/(expenses)	(6,603)	3,724	10,853
Selling and distribution expenses	(2,603)	(2,587)	(2,472)
General and administrative expenses	(98,957)	(323,358)	(329,297)
Operating loss	(71,969)	(314,976)	(303,901)
Finance income/(costs)	(37,809)	10,320	(15,419)
Loss before income tax	(109,778)	(304,656)	(319,320)
Income tax	(504)	(636)	(352)
Loss for the year	(110,282)	(305,292)	(319,672)
Attributable to:
Equity holders of the Company	(109,898)	(304,778)	(319,672)
Non-controlling interests	€ (384)	€ (514)	€ 0
Loss per share attributable to the Equity holders of the Company:
Basic loss per ordinary share (in EUR per share)	€ (0.41)	€ (1.21)	€ (1.68)
Diluted loss per ordinary share (in EUR per share)	€ (0.41)	€ (1.21)	€ (1.68)
Charging sessions
Revenue from contracts with customers
Total revenue from contracts with customers	€ 103,265	€ 65,347	€ 26,108
Total cost of sales	(81,396)	(77,792)	(31,021)
Service revenue from the sale of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	10,303	33,585	37,253
Total cost of sales	(8,842)	(28,065)	(21,243)
Service revenue from installation services
Revenue from contracts with customers
Total revenue from contracts with customers	20,391	28,630	19,516
Total cost of sales	(17,400)	(20,167)	(15,793)
Service revenue from operation and maintenance of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	5,399	3,230	3,414
Total cost of sales	(1,621)	(631)	(1,219)
Service revenue from consulting services
Revenue from contracts with customers
Total revenue from contracts with customers	€ 6,095	€ 3,108	€ 0